Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income (loss)	¥ (49,004)	¥ (68,841)	¥ 101,686
Adjustments to reconcile net income (loss) to net cash provided by operating activities -
Depreciation and amortization, including amortization of deferred insurance acquisition costs	354,624	376,695	376,735
Amortization of film costs	272,941	285,673	208,051
Accrual for pension and severance costs, less payments	9,638	(38,131)	(16,669)
Other operating (income) expense, net	181,658	48,666	(235,219)
Gain on sale or devaluation of securities investments, net	(7,916)	(10,401)	(34,057)
Gain on revaluation of marketable securities held in the financial services business for trading purposes, net	(100,729)	(58,608)	(72,633)
Gain on revaluation or impairment of securities investments held in the financial services business, net	(1,397)	(3,688)	(5,689)
Deferred income taxes	7,982	(6,661)	64,664
Equity in net (income) loss of affiliated companies, net of dividends	2,269	10,022	8,819
Changes in assets and liabilities:
(Increase) decrease in notes and accounts receivable, trade	33,843	(29,027)	55,712
Decrease in inventories	113,485	20,248	56,987
Increase in film costs	(252,403)	(266,870)	(173,654)
Increase (decrease) in notes and accounts payable, trade	(118,577)	103,379	(206,621)
Increase (decrease) in accrued income and other taxes	(11,033)	(3,110)	12,446
Increase in future insurance policy benefits and other	460,336	391,541	434,786
Increase in deferred insurance acquisition costs	(79,861)	(77,656)	(73,967)
Increase in marketable securities held in the financial services business for trading purposes	(51,565)	(33,803)	(25,254)
(Increase) decrease in other current assets	16,276	(48,115)	91,762
Increase (decrease) in other current liabilities	86,718	58,656	(55,830)
Other	(112,645)	14,147	(35,890)
Net cash provided by operating activities	754,640	664,116	476,165
Cash flows from investing activities:
Payments for purchases of fixed assets	(215,916)	(283,457)	(326,490)
Proceeds from sales of fixed assets	36,777	99,694	245,758
Proceeds from sales of businesses	93	15,016	52,756
Other	(12,532)	3,693	(16,840)
Net cash used in investing activities	(639,636)	(710,502)	(705,280)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	18,507	178,935	159,781
Payments of long-term debt	(258,102)	(164,540)	(326,164)
Increase (decrease) in short-term borrowings, net	(51,013)	25,183	(29,683)
Increase in deposits from customers in the financial services business, net	57,464	238,828	237,908
Proceeds from issuance of convertible bonds			150,000
Dividends paid	(13,160)	(25,643)	(25,057)
Payment for purchase of So-net shares from noncontrolling interests			(55,178)
Other	(16,891)	(44,886)	(23,079)
Net cash provided by (used in) financing activities	(263,195)	207,877	88,528
Effect of exchange rate changes on cash and cash equivalents	51,138	58,614	72,372
Net increase (decrease) in cash and cash equivalents	(97,053)	220,105	(68,215)
Cash and cash equivalents at beginning of the fiscal year	1,046,466	826,361	894,576
Cash and cash equivalents at end of the fiscal year	949,413	1,046,466	826,361
Cash paid during the fiscal year for -
Income taxes	97,775	101,091	90,991
Interest	21,982	23,819	24,161
Non-cash investing and financing activities -
Conversion of convertible bonds	118,780	31,220
Obtaining assets by entering into capital leases	10,714	82,260	10,025
Share exchange for So-net remaining noncontrolling interests			7,005
Collections of deferred proceeds from sales of receivables -	22,512	35,196	20,608
Financial Services
Cash flows from investing activities:
Payments for investments and advances	(960,045)	(1,032,594)	(1,046,764)
Proceeds from sales or return of investments and collections of advances	482,537	426,621	400,654
Other than financial service business
Cash flows from investing activities:
Payments for investments and advances	(20,029)	(14,892)	(92,364)
Proceeds from sales or return of investments and collections of advances	¥ 49,479	¥ 75,417	¥ 78,010